Long-term investment, net	12 Months Ended
Jun. 30, 2024
Long-term investment, net
Long-term investment, net

Note 8 – Long-term investment, net

	June 30,	June 30,
	2024	2023
Cost of long-term investment	3,000,000	3,000,000
Less: impairment loss	(3,000,000)	(610,302)
Long-term investment, net	$—	$2,389,698

The Company entered into a subscription agreement with MineOne Cloud Computing Investment I L.P. (the “Partnership”) on June 10, 2022, pursuant to which the Company made $3 million investment (the “Investment”) in the Partnership for a sharing percentage of 8.8235%. The Partnership is engaged in building and operating a mining facility in Wyoming, and currently in the construction phase.

Similar to Note 7, the Investment’s operating performance was adversely affected by challenging business climate, such as a decrease in the price of Bitcoin and a resulting decrease in the market price of mining facility.

The Company has utilized the market comparison approach to estimate the fair value of its investment and cross-checked by direct comparisons with transactions of comparable mining facility within the vicinity and elsewhere, based on various estimates developed by management. The estimates used are considered unobservable Level 3 inputs, which are used to measure fair value when relevant observable inputs are not available. Changes in management’s assumptions or estimates could lead to different conclusions. The determination of this nonrecurring fair value measurement involves a significant degree of judgment, and the use of estimates and assumptions that are inherently uncertain. Accordingly, actual results may differ from the Company’s estimates, and the difference may be material. As part of sensitivity analysis, lower transacted price in transactions of comparable mining facility within the vicinity and elsewhere could result in further impairment of the Company’s Investment.

Based on management’s impairment assessment, there is indication that the estimated fair value of the mining facility was less than their net carrying value as of June 30, 2023 and an impairment charge of $610,302 was recognized, decreasing the net carrying value of the Investment’s mining facility to their estimated fair value. During the year ended June 30, 2024, an impairment charge of $2,389,698 was recognized, decreasing the net carrying value the Investment’s mining facility to nil.